DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED TAX
Schedule of movements in deferred tax assets and deferred tax liabilities

				Unrealised
	Provision for	Accrued		profit at
	impairment	expenses	Tax losses	consolidation	Others	Total
As of January 1, 2020	445,322	209,395	576,190	169,355	179,427	1,579,689
Acquisition of subsidiaries	—	—	—	—	36	36
Credit/(charged) to profit or loss	65,196	(99,810)	(105,811)	56,731	51,116	(32,578)

As of December 31, 2020	510,518	109,585	470,379	226,086	230,579	1,547,147

As of January 1, 2021	510,518	109,585	470,379	226,086	230,579	1,547,147
Credit/(charged) to profit or loss	185,470	(85,912)	(226,769)	67,564	(41,937)	(101,584)

As of December 31, 2021	695,988	23,673	243,610	293,650	188,642	1,445,563

Movements in deferred tax liabilities:

				Fair value
				adjustments
		Fair value	Depreciation	arising from
		changes of	and	acquisition
	Interest	financial	amortization	of
	capitalisation	assets	and others	subsidiaries	Total
As of January 1, 2020	38,007	7,731	23,873	1,700,088	1,769,699
Exchange realignment	—	—	—	(1,406)	(1,406)
Charged to other comprehensive income	—	(3,066)	—	—	(3,066)
Acquisition of subsidiaries	—	—	—	1,274	1,274
Credited to profit or loss	(12,167)	4,235	13,234	(268,804)	(263,502)

As of December 31, 2020	25,840	8,900	37,107	1,431,152	1,502,999

As of January 1, 2021	25,840	8,900	37,107	1,431,152	1,502,999
Charged to other comprehensive income	—	(11,117)	—	—	(11,117)
Credited to profit or loss	(7,915)	4,059	34,860	(84,951)	(53,947)

As of December 31, 2021	17,925	1,842	71,967	1,346,201	1,437,935

Schedule of analysis of the deferred tax balances of the Group for financial reporting purposes

	December 31,	December 31,
	2021	2020
Net deferred tax assets	1,386,147	1,481,235
Net deferred tax liabilities	1,378,519	1,437,087

Schedule of the expiry profile of unprovided tax losses

	December 31,	December 31,
	2021	2020
Expiring in
2021	—	213,992
2022	742,693	795,012
2023	590,293	536,394
2024	1,778,927	1,890,765
2025	2,405,862	2,590,350
2026 and beyond	1,412,128	566,997
	6,929,903	6,593,510